Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2021	Dec. 31, 2020
Risk information
LCR under EU Commission's delegated act	463.00%	447.00%
NSFR	139.00%	135.00%
Liquidity risk
Risk information
LCR under EU Commission's delegated act	463.00%	447.00%
NSFR	139.00%	135.00%